Acquisitions and Divestitures (Narrative) (Details) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended												1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Feb. 29, 2012 item	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Canadian Division [Member] USD ($)	Dec. 31, 2011 Canadian Division [Member] USD ($)	Dec. 31, 2010 Canadian Division [Member] USD ($)	Dec. 31, 2012 USA Division [Member] USD ($)	Dec. 31, 2011 USA Division [Member] USD ($)	Dec. 31, 2010 USA Division [Member] USD ($)	Dec. 31, 2012 Corporate & Other [Member] USD ($)	Dec. 31, 2011 Ft. Lupton Natural Gas Processing Plant [Member] USA Division [Member] USD ($)	Dec. 31, 2011 South Piceance Natural Gas Gathering Assets [Member] USA Division [Member] USD ($)	Mar. 31, 2012 North Texas Natural Gas Producing Properties [Member] USA Division [Member] USD ($)	Dec. 31, 2011 North Texas Natural Gas Producing Properties [Member] USA Division [Member] USD ($)	Dec. 31, 2012 Mitsubishi Cutbank Ridge Partnership [Member] Canadian Division [Member]	Feb. 29, 2012 Natural Gas Processing Plants (Member) Canadian Division [Member] CAD item	Dec. 31, 2012 Parent Company [Member] Mitsubishi Cutbank Ridge Partnership [Member] Canadian Division [Member]	Feb. 29, 2012 Mitsubishi Corporation (member) Mitsubishi Cutbank Ridge Partnership [Member] Canadian Division [Member] CAD	Dec. 31, 2012 Mitsubishi Corporation (member) Mitsubishi Cutbank Ridge Partnership [Member] Canadian Division [Member] CAD	Apr. 30, 2012 Toyota Tsusho (member) Toyota Tsusho Agreement (Member) Canadian Division [Member] CAD	Dec. 31, 2012 Toyota Tsusho (member) Toyota Tsusho Agreement (Member) Canadian Division [Member] CAD	Dec. 31, 2012 PetroChina (member) PetroChina Duvernay Partnership [Member] Canadian Division [Member] CAD	Dec. 31, 2012 PetroChina (member) PetroChina Duvernay Partnership [Member] Canadian Division [Member] CAD
Acquisitions and Divestutures [Line Items]
Acquisitions		$ 379	$ 515	$ 733	$ 139	$ 410	$ 592	$ 240	$ 105	$ 141
Proceeds from divestitures		4,043	2,080	883	3,770	350	288	271	1,730	595	2	296	547	114	836		920
Number of plants sold	2																2
Cutbank Ridge Partnership Percentages																		60.00%		40.00%
Duvernay Partnership Percentages																							49.90%	49.90%
Total Investment by Partner																				2,900		600		2,180
Initial Investment by Partner																			1,450		100		1,180
Future Capital Investment Percentage																				40.00%
Subsequent Investment Amount																				1,450		500		1,000
Commitment Period																5 years						7 years		4 years
Capital Funding Percentage																		30.00%
Gross Overriding Royalty Interest																						32.50%